13. 401(k) and Profit-Sharing Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension expense	$ 610,631	$ 566,732